Organization and Nature of Operations (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Nature of Operations [Abstract]
Schedule of Major Consolidated Subsidiaries

The Company’s major consolidated subsidiaries as of June 30, 2025 are as follows:

Name	Date of Incorporation	Place of Organization	% of Ownership
E-Home Household Service Holdings Limited	October 16, 2018	Hong Kong	100%
E-Home Household Service Technology Co., Ltd.	December 5, 2018	PRC	90.8%
E-Home (Pingtan) Home Service Co., Ltd.	April 1, 2014	PRC	100%
Fuzhou Bangchang Technology Co. Ltd.	March 15, 2007	PRC	100%
Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”)	October 12, 2004	PRC	100%
Fujian Happy Yijia Family Service Co., Ltd.	January 19, 2015	PRC	100%
Danyang Fumao Health development Co., Ltd.	June 23, 2021	PRC	100%
Fujian Chuangying Business Science and Technology Co., Ltd. (“Chuangying”)	September 9, 2013	PRC	100%
Fujian Weizhixing Technology Co., Ltd.	January 4, 2017	PRC	90%
Fuzhou Funeng Enterprise Management Consulting Co., Ltd.	October 13, 2011	PRC	90%